6. Federal Home Loan Bank and Federal Reserve Bank Borrowings	12 Months Ended
Dec. 31, 2015
Banking and Thrift [Abstract]
Federal Home Loan Bank and Federal Reserve Bank Borrowings

The Bank has borrowings from the FHLB with monthly or quarterly interest payments at December 31, 2015.  The FHLB borrowings are collateralized by a blanket assignment on all residential first mortgage loans, home equity lines of credit and loans secured by multi-family real estate that the Bank owns.  At December 31, 2015, the carrying value of loans pledged as collateral totaled approximately $124.8  million.  The remaining availability under the line of credit with the FHLB was $38.5 million at December 31, 2015.

Borrowings from the FHLB outstanding at December 31, 2015 and 2014 consist of the following:

December 31, 2015
(Dollars in thousands)

Maturity Date	Call Date	Rate	Rate Type	Amount
October 17, 2018	N/A	3.485%	Adjustable Rate Hybrid	5,000

October 17, 2018	N/A	3.725%	Adjustable Rate Hybrid	15,000

October 17, 2018	N/A	3.500%	Adjustable Rate Hybrid	5,000

October 17, 2018	N/A	3.555%	Adjustable Rate Hybrid	5,000

May 8, 2018	N/A	2.144%	Floating to Fixed	5,000

May 8, 2018	N/A	3.734%	Floating to Fixed	8,500

				$43,500

December 31, 2014
(Dollars in thousands)

Maturity Date	Call Date	Rate	Rate Type	Amount
October 17, 2018	N/A	3.398%	Adjustable Rate Hybrid	5,000

October 17, 2018	N/A	3.638%	Adjustable Rate Hybrid	15,000

October 17, 2018	N/A	3.413%	Adjustable Rate Hybrid	5,000

October 17, 2018	N/A	3.468%	Adjustable Rate Hybrid	5,000

May 8, 2018	N/A	1.792%	Floating to Fixed	5,000

May 8, 2018	N/A	3.432%	Floating to Fixed	15,000

				$50,000

The Bank is required to purchase and hold certain amounts of FHLB stock in order to obtain FHLB borrowings. No ready market exists for the FHLB stock, and it has no quoted market value. The stock is redeemable at $100 per share subject to certain limitations set by the FHLB. The Bank owned $2.8 million and $3.2 million of FHLB stock, included in other investments, at December 31, 2015 and 2014, respectively.

As of December 31, 2015 and 2014, the Bank had no borrowings from the Federal Reserve Bank ("FRB").  FRB borrowings are collateralized by a blanket assignment on all qualifying loans that the Bank owns which are not pledged to the FHLB.  At December 31, 2015, the carrying value of loans pledged as collateral totaled approximately $365.9 million.  Availability under the line of credit with the FRB was $279.2 million at December 31, 2015.